Commitments and Contingencies (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 01, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2018	Dec. 31, 2021
Product Liability Contingency [Line Items]
Participation interests					$ 285,000,000
Percentage of raffle revenue net					7.00%
Obligation to pay digital securities amount						$ 5,632
Rent expenses		$ 106,728	$ 12,309
Lease cost	$ 154
Spicewood [Member]
Product Liability Contingency [Line Items]
Lease expiration date				Jan. 31, 2024
Rent expenses				$ 1,669
Waco [Member]
Product Liability Contingency [Line Items]
Lease expiration date	Dec. 31, 2024
Rent expenses	$ 2,434
Boca Raton [Member]
Product Liability Contingency [Line Items]
Lease expiration date				Jul. 31, 2025
Rent expenses				$ 25,000